Revenue (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of revenue from contracts with customers [Abstract]
Explanation of significant changes in contract assets and contract liabilities	The changes in the balances of deferred revenue are as follows:

	Fiscal Year Ended June 30,
	2021	2020

Deferred revenue, beginning of period	$601,005	$468,820
Additions	2,385,722	1,746,358
Subscription revenue	(1,324,064)	(931,455)
Maintenance revenue	(522,971)	(469,350)
Perpetual license revenue	(84,806)	(95,162)
Other revenue	(157,291)	(118,206)
Deferred revenue, end of period	$897,595	$601,005

Schedule of disaggregated revenue	The Group’s revenues by geographic region based on end-users who purchased our products or services are as follows:

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Americas:
United States	$901,389	$700,893	$528,804
Other Americas	127,092	101,606	75,155
Total Americas	$1,028,481	$802,499	$603,959

EMEA:
United Kingdom	$139,411	$110,887	$86,027
Other EMEA	687,034	522,848	388,685
Total EMEA	$826,445	$633,735	$474,712

Asia Pacific	$234,206	$177,939	$131,456

Total revenues	$2,089,132	$1,614,173	$1,210,127